Derivative Assets and other financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Assets and Other Financial Instruments [Abstract]
Schedule of Derivative Assets	As of June 30, 2026, a negative fair value adjustment amounting to $73 ($nil as of June 30, 2025) is recognized in the interim unaudited condensed Consolidated Statements of Income in the line item “Fair value adjustment on derivative asset and other financial instruments”.

	June 30, 2026	December 31, 2025
Opening balance	$5,234	$20,406
FX Reverse Convertible instruments	33,000	-
FX Reverse Convertible instruments settlements/matured contracts	(12,000)	-
FX option premium	-	194
Unrealized loss on derivative assets (interest rate caps)	(2,153)	(10,217)
Unrealized loss on FX option	-	(197)
Realized loss on FX Reverse Convertible instruments settlements/matured contracts	59	-
Fair value adjustment on derivative asset (interest rate caps)	(1,113)	(4,952)
Fair value adjustment on FX Reverse Convertible instruments	(73)	-
Closing balance	$22,954	$5,234
Less: Current portion of derivative assets (interest rate caps) and other financial instruments	(22,954)	(5,234)
Non-current portion of derivative assets (interest rate caps) and other financial instruments	$-	$-